Commitment and Contingencies (Details Narrative)							1 Months Ended						5 Months Ended	7 Months Ended	12 Months Ended		15 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 23, 2025 shares	Oct. 22, 2025 USD ($) shares	Mar. 27, 2025 USD ($)	Aug. 31, 2024 USD ($) shares	Dec. 31, 2020 USD ($)	Oct. 31, 2025 USD ($)	Aug. 31, 2025 shares	Sep. 30, 2024 shares	Jun. 30, 2024 shares	Apr. 30, 2024 shares	Jan. 31, 2024 USD ($)	May 31, 2026 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Jun. 30, 2027 USD ($)
Legal fees						$ 10,000.0
Accounts payable	$ 5,012,000														$ 5,012,000	$ 6,537,000
Issuance of common stock value															707,000
Monthly instalments												$ 78,500
Face value																5,000.0
Payments for legal settlements	41,300
Fusemachines Inc [Member]
Accounts payable	$ 98,000														$ 98,000
Issuance of common stock upon cashless exercise of stock option, shares | shares			7,967,237												45,000
Issuance of shares | shares															29,610
Convertible ratio	0.6580														0.6580
Issuance of common stock value															$ 110,000
Dentons USLLP [Member]
Legal fees															1,307,653
Monthly instalments							$ 600,000								700,000
Outstanding obligations	$ 650,000														$ 650,000
Dentons USLLP [Member] | Subsequent Event [Member]
Monthly instalments													$ 25,000	$ 75,000
Common Stock [Member]
Issuance of common stock upon cashless exercise of stock option, shares | shares		588,235	408,639					666,662	7,500	7,500	7,500				745,896
Issuance shares of common stock conversion feature | shares															5,950,673
Issuance of common stock value
Common Stock [Member] | Fusemachines Inc [Member]
Face value			$ 2,193,000
Second Agreement [Member]
Accounts payable					$ 408,900
Payment to the vendor					208,900
Cash payable to the vendor					$ 408,900
Asset Retirement Obligation																478,600
Purchase Obligation																408,900
Gain (Loss) on Extinguishment of Debt																69,700
Accounts payable																$ 408,900
Second Agreement [Member] | Common Stock [Member]
Issuance of common stock upon cashless exercise of stock option, shares | shares					45,000
Issuance shares of common stock conversion feature | shares					45,000
Payment Plan Agreement [Member] | Donnelley Financial LLC [Member]
Outstanding obligations	1,032,000														1,032,000
Discount of due balance	555,000														555,000
Face value	$ 125,000														125,000
Subscription costs															$ 45,000
Payment Plan Agreement [Member] | Donnelley Financial LLC [Member] | Subsequent Event [Member]
Monthly instalments																	$ 26,000
Work Labor and Services Agreement [Member]
Payments to suppliers and employees				$ 76,300